As filed with the U.S. Securities and Exchange Commission on November 27, 2012
File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]
Pre-Effective Amendment No. __ [   ]
Post-Effective Amendment No. 154 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 155

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX         78746
(Address of Principal Executive Office)                (Zip Code)

Registrant’s Telephone Number, including Area Code             (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[   ]           immediately upon filing pursuant to paragraph (b)
[ X]          on December 19, 2012 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on [Date] pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

This Post-Effective Amendment Nos. 154/155 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.
PART A -- Prospectus relating to the Institutional Class shares of Registrant’s U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio series of shares.

5.
PART B -- Statement of Additional Information relating to the Institutional Class shares of Registrant’s U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio series of shares.

7.	PART C -- Other Information

8.	SIGNATURES

Subject to Completion, November 27, 2012

PROSPECTUS

December 19, 2012
Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

Portfolios for Long-Term Investors Seeking to Invest In:

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are generally only available to institutional investors and clients of registered investment advisors.

Do not charge a sales commission or “load.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

U.S. Large Cap Growth Portfolio
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	2
Principal Risks	2
Performance	3
Investment Advisor/Portfolio Management	3
Purchase and Redemption of Fund Shares	3
Tax Information	3
U.S. Small Cap Growth Portfolio
Investment Objective	4
Fees and Expenses of the Portfolio	4
Principal Investment Strategies	5
Principal Risks	5
Performance	6
Investment Advisor/Portfolio Management	6
Purchase and Redemption of Fund Shares	6
Tax Information	6
International Large Cap Growth Portfolio
Investment Objective	7
Fees and Expenses of the Portfolio	7
Principal Investment Strategies	8
Principal Risks	8
Performance	9
Investment Advisor/Portfolio Management	9
Purchase and Redemption of Fund Shares	9
Tax Information	10
International Small Cap Growth Portfolio
Investment Objective	11
Fees and Expenses of the Portfolio	11
Principal Investment Strategies	12
Principal Risks	12
Performance	13
Investment Advisor/Portfolio Management	13
Purchase and Redemption of Fund Shares	13
Tax Information	14

Additional Information on Investment Objective and Policies	15
U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio International Large Cap Growth Portfolio International Small Cap Growth Portfolio Approved Markets—International Portfolios	15 15 16 17
Market Capitalization Weighted Approach Portfolio Construction—Small Company Portfolios Portfolio Transactions	17 18 18
Other Information	19
Securities Loans	19
Management of the Fund	19
Management Fees	20
Fee Waiver and Expense Assumption Agreement	21
Dividends, Capital Gains Distributions and Taxes	21
Purchase of Shares	23
Cash Purchases	23
In-Kind Purchases	24
Policy Regarding Excessive or Short-Term Trading	24
Valuation of Shares	26
Net Asset Value	26
Public Offering Price	27
Exchange of Shares	28
Redemption of Shares	28
Redemption Procedure	28
Redemption of Small Accounts	29
In-Kind Redemptions	29
Disclosure of Portfolio Holdings	29
Delivery of Shareholder Documents	30
Service Providers	31

U.S. Large Cap Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Large Cap Growth Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Growth Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee                                                                                                                                0.17%
Other Expenses*                                                                                                                                 0.07%
Total Annual Fund Operating Expenses                                                                                         0.24%
Fee Waiver and/or Expense Reimbursement or (Recovery)**                                                    0.04%
Total Annual Fund Operating Expenses After Fee Waiver
               and/or Expense Reimbursement or (Recovery)                                                                           0.20%

*        The U.S. Large Cap Growth Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

**      Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.20% of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$20	$73

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the U.S. Large Cap Growth Portfolio is new, information about portfolio turnover rate is not yet available.

1

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

    The U.S. Large Cap Growth Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high expected profitability and valuation ratios relative to other U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other U.S. large cap companies.  In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.  Securities of companies that have high valuation ratios are often considered to be growth stocks.  In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

    As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Growth Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Growth Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2011, the market capitalization of a large cap company was $2,467 million or above. This dollar amount will change due to market conditions.

            The U.S. Large Cap Growth Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

            The U.S. Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the U.S. Large Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability  may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

2

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the U.S. Large Cap Growth Portfolio because it has not yet commenced operations.  Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Cap Growth Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Large Cap Growth Portfolio:

•      Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading and a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Large Cap Growth Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Large Cap Growth Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

3

U.S. Small Cap Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Small Cap Growth Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Growth Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee                                                                                      0.35%
Other Expenses*                                                                                      0.08%
Total Annual Fund Operating Expenses                                              0.43%
Fee Waiver and/or Expense Reimbursement or (Recovery)**          0.03%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement or (Recovery)                                0.40%

*        The U.S. Small Cap Growth Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

**      Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.40% of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the U.S. Small Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$41	$135

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the U.S. Small Cap Growth Portfolio is new, information about portfolio turnover rate is not yet available.

4

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Small Cap Growth Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small cap companies that the Advisor determines to have high expected profitability and valuation ratios relative to other U.S. small cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other U.S. small cap companies.  In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.  Securities of companies that have high valuation ratios are often considered to be growth stocks.  In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

    As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Small Cap Growth Portfolio, the Advisor considers Small Cap companies to be companies whose market capitalizations are generally in the lowest  10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2011, the market capitalization of a small cap company was $2,467 million or below. This dollar amount will change due to market conditions.
            The U.S. Small Cap Growth Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

            The U.S. Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the U.S. Small Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

5

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Small Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the U.S. Small Cap Growth Portfolio because it has not yet commenced operations.  Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Small Cap Growth Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Small Cap Growth Portfolio:

•      Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading and a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Small Cap Growth Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Small Cap Growth Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

6

International Large Cap Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the International Large Cap Growth Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Large Cap Growth Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee                                                                                      0.25%
Other Expenses*                                                                                      0.09%
Total Annual Fund Operating Expenses                                              0.34%
Fee Waiver and/or Expense Reimbursement or (Recovery)**          0.04%
Total Annual Fund Operating Expenses After Fee Waiver
                and/or Expense Reimbursement or (Recovery)                                0.30%

*        The International Large Cap Growth Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

**      Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.30% of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the International Large Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$31	$105

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses

7

or in the Example, affect the International Large Cap Growth Portfolio’s performance. Because the International Large Cap Growth Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.
    The International Large Cap Growth Portfolio, using a market capitalization weighted approach, purchases securities of large, non-U.S. companies in countries with developed markets that the Advisor determines to have high expected profitability and valuation ratios relative to other non-U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other non-U.S. large cap companies.  In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.  Securities of companies that have high valuation ratios are often considered to be growth stocks.  In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

  The International Large Cap Growth Portfolio intends to purchase securities of  non-U.S. large cap companies that are eligible based on their valuation ratio and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Large Cap Growth Portfolio will invest at least 80% of its net assets in securities of large companies in the particular markets in which it invests. The Advisor determines the minimum market capitalization of a large company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum  market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2011, for the International Large Cap Growth Portfolio, the lowest minimum market capitalization of a large company in any country in which the International Large Cap Growth Portfolio would invest was $1,031 million. This threshold will vary by country or region. For example, as of December 31, 2011, the Advisor considered a large  company in the European Monetary Union (“EMU”) to have a market capitalization of at least $2,683 million, a large company in Australia to have a market capitalization of at least $1,660 million, and a large company in Japan to have a market capitalization of at least $1,458 million. This threshold will change due to market conditions.

The International Large Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Large Cap Growth Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the International Large Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

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Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability  may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Large Cap Growth Portfolio does not hedge foreign currency risk.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Large Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Large Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Large Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the Portfolio because it has not yet commenced operations.  Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Large Cap Growth Portfolio. The following individuals are responsible for coordinating the day to day management of the International Large Cap Growth Portfolio:

•      Karen Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading and a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the International Large Cap Growth Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the International Large Cap Growth Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

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TAX INFORMATION

The dividends and distributions you receive from the International Large Cap Growth Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

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International Small Cap Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the International Small Cap Growth Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Small Cap Growth Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee                                                                                      0.50%
Other Expenses*                                                                                      0.13%
Total Annual Fund Operating Expenses                                              0.63%
Fee Waiver and/or Expense Reimbursement or (Recovery)**          0.08%
Total Annual Fund Operating Expenses After Fee Waiver
                 and/or Expense Reimbursement or (Recovery)                               0.55%

*        The International Small Cap Growth Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

**      Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.55% of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the International Small Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$56	$194

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses

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or in the Example, affect the International Small Cap Growth Portfolio’s performance. Because the International Small Cap Growth Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.
    The International Small Cap Growth Portfolio, using a market capitalization weighted approach, purchases securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be to have high expected profitability and valuation ratios relative to other non-U.S. small cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other non-U.S. small cap companies.  In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.  Securities of companies that have high valuation ratios are often considered to be growth stocks.  In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Small Cap Growth Portfolio intends to purchase stocks of non-U.S. small cap companies that are eligible based on their valuation ratio and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2011, for the International Small Cap Growth Portfolio, the highest maximum market capitalization of a small company in any country in which the International Small Cap Growth Portfolio would invest was $3,626 million. This threshold will vary by country or region. For example, as of December 31, 2011, the Advisor considered a small company in the United Kingdom to have a market capitalization below $3,626 million, a small company in Hong Kong to have a market capitalization below $1,031 million, and a small company in Japan to have a market capitalization below $1,458 million. This threshold will change due to market conditions.

The International Small Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Small Cap Growth Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the International Small Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

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Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability  may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Small Cap Growth Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Small Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Small Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Small Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the Portfolio because it has not yet commenced operations.  Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Small Cap Growth Portfolio. The following individuals are responsible for coordinating the day to day management of the International Small Cap Growth Portfolio:

•      Karen Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.
•      Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading and a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the International Small Cap Growth Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the International Small Cap Growth Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

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TAX INFORMATION

The dividends and distributions you receive from the International Small Cap Growth Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios.  Each of the Fund’s portfolios has its own investment objective and is the equivalent of a separate mutual fund.  Each Portfolio described in this Prospectus is designed for long-term investors.

U.S. Large Cap Growth Portfolio and
U.S. Small Cap Growth Portfolio

The investment objective of each of the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “U.S. Portfolios”) is to achieve long-term capital appreciation.  The U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. Each of the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio, the Advisor will calculate market to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

The U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Cap Growth Portfolio may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by that Portfolio. The U.S. Small Cap Growth Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by that Portfolio.

In addition, both Portfolios may sell portfolio securities when a company’s market to book ratio drops below that of the security with the lowest such ratio that is then eligible for purchase by that Portfolio.

The total market capitalization ranges, and the other criteria regarding valuation ratios and/or expected profitability used by the Advisor for the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio, as described above, generally apply at the time of purchase by the Portfolio. U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet other current criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or other criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios” in this Prospectus.

The U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio each may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio each may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Large Cap Growth Portfolio

The investment objective of the International Large Cap Growth Portfolio is to achieve long-term capital appreciation. The International Large Cap Growth Portfolio seeks to achieve its objective by purchasing the stocks of non-U.S. large cap companies that the Advisor determines to have high expected profitability and valuation ratios relative to other non-U.S. large cap companies at the time of purchase.

Under normal market conditions, the International Large Cap Growth Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.  As of the date of this Prospectus, the International Large Cap Growth Portfolio may invest in the stocks of large companies

15

associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Portfolio and characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets—International Portfolios”).

The International Large Cap Growth Portfolio intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “Market Capitalization Weighted Approach.” The weightings of countries in the International Large Cap Growth Portfolio may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The International Large Cap Growth Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Large Cap Growth Portfolio do pay dividends. It is anticipated, therefore, that the International Large Cap Growth Portfolio will receive dividend income.

The International Large Cap Growth Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Large Cap Growth Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Small Cap Growth Portfolio

The investment objective of the International Small Cap Growth Portfolio is to achieve long-term capital appreciation. The International Small Cap Growth Portfolio seeks to achieve its objective by purchasing the securities of non-U.S. small cap companies that the Advisor determines to have high expected profitability and valuation ratios relative to other non-U.S. small cap companies at the time of purchase.

The International Small Cap Growth Portfolio intends to purchase the stocks of small companies in countries with developed markets. Under normal market conditions, the International Small Cap Growth Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. As of the date of this Prospectus, the International Small Cap Growth Portfolio may invest in the stocks of small companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Portfolio and characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets—International Portfolios”).

The International Small Cap Growth Portfolio intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach.” The weightings of countries in the International Small Cap Growth Portfolio may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

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The International Small Cap Growth Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The International Small Cap Growth Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Approved Markets—International Portfolios

The International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (each an “International Portfolio” and collectively, the “International Portfolios”) each invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets.  These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country.  Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in a Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries.  As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets.  The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets.  For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Market Capitalization Weighted Approach

The portfolio structures of each Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be modified by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient

17

portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

Portfolio Construction—Small Company Portfolios

Each of the U.S. Small Cap Growth Portfolio and International Small Cap Growth Portfolio (collectively the “Small Company Portfolios”) intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.” The following discussion applies to the investment policies of the Small Company Portfolios.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs generally will not be acquired (except as part of a merger, consolidation, acquisition of assets or other corporate action).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

Portfolio Transactions

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.  Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.  Securities generally will not be sold solely to realize short-term profits, but when

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circumstances warrant, they may be sold without regard to the length of time held.  Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices.  Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.

Other Information

Commodity Pool Operator Exemption

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income.  While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio.  The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received.  To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series.  The Portfolios may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds.  For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities.  However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.  See the Portfolios’ Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur.  In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.  See “PRINCIPAL RISKS—Securities Lending Risk” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to the Portfolios.  Pursuant to an Investment Advisory Agreement with each Portfolio, the Advisor is responsible for the management of their respective assets.  The Portfolios are managed using a team approach.  The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually.  As of the date of this Prospectus, the Investment Committee has eleven members.  Investment strategies for all Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio

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traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee.  The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the category of portfolios indicated.

U.S. Portfolios                                                      Joseph H. Chi, Jed S. Fogdall and Henry F. Gray
International Portfolios                                       Karen E. Umland, Joseph H. Chi, Jed S. Fogdall and Henry F. Gray

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee.  She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993.  Ms. Umland joined the Advisor in 1993 and has been a portfolio manager and responsible for the international equity portfolios since 1998.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee.  Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California.  Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the international equity portfolios since 2010.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee.  Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the international equity portfolios since 2010.

Mr. Gray is Head of Global Equity Trading and a Vice President of the Advisor and a member of the Investment Committee.  Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989.  Mr. Gray joined the Advisor in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for the international equity portfolios since 2012.

    The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

    The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining best price and execution.  A discussion regarding the basis for the Board approving the investment management agreements with respect to the Portfolios will be available in future annual or semi-annual reports for the Portfolios.  The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746.  The Advisor has been engaged in the business of providing investment management services since May 1981.  The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of February 29, 2012, assets under management for all Dimensional affiliated advisors totaled approximately $241 billion.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain portfolios of the Fund, including the Portfolios in this Prospectus. Expenses allocable to a particular portfolio or class of a portfolio are so allocated.  The expenses of the Fund which are not allocable to a particular portfolio or class of a portfolio are to be borne by each portfolio or class of a portfolio of the Fund on the basis of its relative net assets.

Management Fees

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by a Portfolio for the services provided by the Advisor for the first full fiscal year.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to each International Portfolio. Pursuant to the terms

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of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of an International Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by an International Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by an International Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver and Expense Assumption Agreement

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio on an annualized basis, to the rates listed below as a percentage of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolios will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.  The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Portfolio                                                                                                                                                    Expense Limitation Amount

U.S. Large Cap Growth Portfolio . . . . . . . . . . . . . . . . . . . .                                                                                                          0.20%
U.S. Small Cap Growth Portfolio . . . . . . . . . . . . . . . . . . . .                                                                                                           0.40%
International Large Cap Growth Portfolio. . . . . . . . . . . . . .                                                                                                        0.30%
International Small Cap Growth Portfolio  . . . . . . . . . . . . .                                                                                                         0.55%

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions.  Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you.  Dividends from net investment income of a Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows.  During a time of economic downturn, a Portfolio may experience capital losses and unrealized depreciation in the value of its investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time.  Even though a Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

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You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements.  At the beginning of each year, you will receive a statement (Form 1099) that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.”  At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.  This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income.  Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate.  With respect to taxable years of a Portfolio beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation at long-term capital gain rates for individual shareholders provided certain holding period requirements are met.

Sale or Redemption of Portfolio Shares.  The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you.  Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios.  Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Beginning with the 2012 calendar year, a Portfolio will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012.  Cost basis will be calculated using a Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different calculation method.  Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.  If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account.  Tax-advantaged retirement accounts will not be affected.

Medicare tax.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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Backup Withholding.  By law, a Portfolio may be required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications (for dividends, distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended or made permanent).  You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien).  A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares.  Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Portfolio that begin before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012 or made permanent), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.  Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio.  Prospective investors should also consult the SAI.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase Institutional Class shares of any Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment.  The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”).  Eligible Investors include employees, former employees, shareholders, and directors of the Advisor and the Fund and friends and family members of such persons.  All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order.  The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) on the day of the purchase.  If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to The Bank of New York Mellon for the account of DFA Investment Dimensions Group Inc. (specify the Portfolio).  Additional investments also may be made through the wire procedure by first notifying the Advisor.  Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o BNY Mellon Investment Servicing (US) Inc., Attn: AIM:19K-1A18, 760 Moore Road, King of Prussia, PA 19406.

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Payment of the total amount due should be made in U.S. dollars.  However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant.  Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions.  No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund.  Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities of the International Portfolios are denominated.  Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance.  All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.  Investors who desire to purchase shares of the International Portfolios with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, may not exceed 5% of the net assets of the Portfolio immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged.  Investors interested in such exchanges should contact the Advisor.  Purchases of shares will be made in full and fractional shares calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing.  Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the holdings of the International Portfolios’ may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”).  Such delays may occur because an International Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the International Portfolios calculate their net asset values.  In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolios calculates their net asset values.  The Small Company Portfolios also may be subject to arbitrage market timing because the Portfolios have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolios calculate their net asset values due to, among other reasons, infrequent trading or illiquidity.  There is a possibility that arbitrage market timing may dilute the value of the Portfolios’ shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

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The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy.  The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers.  The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio.  In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders.  For purposes of applying these procedures, Dimensional may consider an investor’s trading history in a Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures.  Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”).  If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents.  The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.  The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund.  The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy.  Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the

25

efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices.  The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO.  In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy.  The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy.  At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures.  Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios.  These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.  See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolios’ securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.  The Portfolios do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the investments and other assets of the Portfolio less any liabilities, by the total outstanding shares of the stock of the respective Portfolio. Each Portfolio generally calculates its net asset values per share and accepts purchase and redemption orders on days that the NYSE is open for trading.  Note:  The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of each Portfolio will fluctuate in relation to its own investment experience.  Securities held by the Portfolios will be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day.  Securities held by the Portfolios that are listed on Nasdaq Global Market ® (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP of the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are

26

valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, each International Portfolio will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE.  For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolios price their shares at the close of the NYSE, the International Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  When the International Portfolios use fair value pricing, the values assigned to the International Portfolios’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.  The Board of Directors of the Fund monitors the operation of the method used to fair value price the International Portfolios’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share.  As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Portfolios are expressed in U.S. dollars by translating the net assets of each International Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources.  Since the International Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the International Portfolios do not price their shares, the net asset values of the International Portfolios change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.  The value of such futures contracts held by the Portfolios is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian.  The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders, and funds from certain investors.  Intermediaries, in turn, are authorized to designate other financial intermediaries (“Subdesignees”) to receive purchase and redemption orders for the Portfolios’ shares from investors.  With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Subdesignee, as applicable, that is authorized to receive purchase orders.  If the investor buys shares through an Intermediary or a Subdesignee, the purchase price will be the public offering price next calculated after the Intermediary or Subdesignee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Subdesignee,

27

as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Subdesignee’s payment procedures).  No reimbursement fee or sales charge is imposed on purchases.  If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation.  The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then sending a letter of instruction.  Letters of instruction regarding exchange of shares may be mailed the following address:

DFA Investment Dimensions Group Inc.
Attn: Client Operations
6300 Bee Cave Road, Building One
Austin, TX 78746

Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

Exchanges are accepted into or from any of the Portfolios offered in this Prospectus.  Contact the Advisor for information regarding the other portfolios of the Fund available for exchanges and to request a copy of the prospectus(es) of such portfolios. Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets.  Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor.  Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.  Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order.  “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority.  Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

There is no fee imposed on an exchange.  However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange.  Any such fee will be disclosed in the Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore, an investor could realize a taxable gain or a loss on the transaction.  The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400.  Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures.  Each Portfolio will redeem shares at the net asset value of such shares next

28

determined after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Subdesignee, if applicable.  “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing.  The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense.  If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account.  The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders.  No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account Registration Form will be required for future investments.  See “PURCHASE OF SHARES.”  In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares that were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions.  Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date.  The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption.  The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.  The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds.  Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.  The International Portfolios reserve the right to redeem their shares in the currencies in which their investments are denominated.  Investors may incur charges in converting such securities to dollars and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public website, http:// www.dimensional.com , within 20 days after the end of each month.  Each Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios’ policies and procedures.  Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

29

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names.  This practice is known as “householding.”  The Portfolios will not household personal information documents, such as account statements.  If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400.  We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

30

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Custodian—Domestic THE BANK OF NEW YORK MELLON 1 Wall Street New York, NY 10286

Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 20 Triton Street Regent’s Place London NW13BF United Kingdom Tel. No. (20) 3033-3300	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005

DFA AUSTRALIA LIMITED Level 43 Gateway 1 Macquarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Accounting Services, Dividend Disbursing and Transfer Agent BNY MELLON INVESTMENT SERVICING (US) INC. 301 Bellevue Parkway Wilmington, DE 19809
Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042	Legal Counsel STRADLEY RONON STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

32

Subject to Completion, November 27, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746
Telephone:  (512) 306-7400
STATEMENT OF ADDITIONAL INFORMATION

  December 19, 2012

DFA Investment Dimensions Group Inc. (“DFAIDG” or the “Fund”) is an open-end management investment company that offers seventy-six series of shares.  This Statement of Additional Information (“SAI”) relates to four series of the Fund (individually, a “Portfolio” and collectively, the “Portfolios”):

Domestic Securities	International Securities

U.S. Large Cap Growth Portfolio	International Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio	International Small Cap Growth Portfolio
Institutional Class Shares

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Institutional Class Shares of the Portfolios, dated December 19, 2012, as amended from time to time.  As of the date of this SAI, the Portfolios have not yet commenced operations. No financial information is shown for the Portfolios in the Fund’s annual report for the fiscal year ended October 31, 2011. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

    The information in this statement of additional information is not complete and may be changed. These Securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES	1
BROKERAGE TRANSACTIONS	1
INVESTMENT LIMITATIONS	2
FUTURES CONTRACTS	3
FOREIGN CURRENCY TRANSACTIONS	4
CASH MANAGEMENT PRACTICES	5
EXCHANGE TRADED FUNDS	5
DIRECTORS AND OFFICERS	5
SERVICES TO THE FUND	17
ADVISORY FEES	19
PORTFOLIO MANAGERS	19
GENERAL INFORMATION	22
CODE OF ETHICS	22
SHAREHOLDER RIGHTS	23
PRINCIPAL HOLDERS OF SECURITIES	23
PURCHASE OF SHARES	23
REDEMPTION AND TRANSFER OF SHARES	24
TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS	24
PROXY VOTING POLICIES	41
DISCLOSURE OF PORTFOLIO HOLDINGS	43
FINANCIAL STATEMENTS	45
PERFORMANCE DATA	45

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the Prospectus of the Portfolios.  Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.  This SAI relates to the Institutional Class shares of the Portfolios.

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to each Portfolio.  The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

Because the structure of the Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers.  In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment.  Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.  For more information on each Portfolio's specific 80% policy, see each Portfolio's "PRINCIPAL INVESTMENT STRATEGIES" section in the Prospectus.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolios with respect to brokerage commissions.  The Portfolios will incur brokerage costs when engaging in portfolio transactions for securities. However, the Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of other investment companies managed by the Advisor.

Portfolio transactions of each Portfolio will be placed with a view to receiving the best price and execution.  In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view.  The Advisor monitors the performance of brokers which effect transactions for each Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests.  The Advisor also checks the rate of commission, if any, being paid by a Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.  Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios.

Subject to the duty of the Portfolios to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares.  The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

1

Companies eligible for purchase by the Portfolios may be thinly traded securities.  The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis.  As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent.  The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods.  The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor's execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries, and general economic and financial trends, and other research services.  The investment advisory agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management.  Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio.  A “majority” is defined as the lesser of:  (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)
borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission  (the “SEC”);

(2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)
purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

2

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act; or

(8)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.  The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of a Portfolio’s net assets.  Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Directors of the Fund has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

For purposes of the investment limitation described in (8) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.”  However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management could consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

All Portfolios may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts.

3

Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements.  After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required.  Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.  Each Portfolio expects to earn income on its margin deposits.  Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)):  (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make variation margin deposits.  In such circumstances, if a Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so.  Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.  Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.  These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.

FOREIGN CURRENCY TRANSACTIONS

The International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (each an “International Portfolio” and collectively, the “International Portfolios”) may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  The International Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions

4

are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

An International Portfolio may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency.  In addition, an International Portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

Each Portfolio engages in cash management practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable.  For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant.

Each Portfolio may invest cash in short-term repurchase agreements.  In addition, each Portfolio may invest a portion of its assets, ordinarily not more than 20%, in money market instruments, highly liquid debt securities, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market mutual funds, index futures contracts, and options thereon.  Investments in money market mutual funds may involve a duplication of certain fees and expenses.  The 20% guideline is not an absolute limitation, but each Portfolio does not expect to exceed this guideline under normal circumstances.

EXCHANGE TRADED FUNDS

Each Portfolio may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company.  ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment.  The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.  The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund.  The Board of Directors of the Fund is comprised of two interested Directors and six disinterested Directors.  David G. Booth, an interested Director, is Chairman of the Board.  The Board has not found it necessary to appoint a lead disinterested Director because it believes that the existing structure of the Board allows for effective communication among the disinterested Directors, between the

5

disinterested Directors and interested Directors, as well as between the disinterested Directors and management.  The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items.  In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board.  The Board of the Fund meets in person at least four times each year and by telephone at other times.  At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees.  The Audit Committee, Nominating Committee and Portfolio Performance and Service Review Committee (“Performance Committee”) are composed entirely of disinterested Directors.  As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board and the review of the investment performance of the series of the Fund and the performance of the Fund’s service providers.  The Independent Review Committee (the “Review Committee”) consists of both interested and disinterested directors.   The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith.  The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2011.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board.  The Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  There was one Nominating Committee meeting held for the Fund during the fiscal year ended October 31, 2011.

The Board’s Performance Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Abbie J. Smith and Myron S. Scholes.  The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers.  There were six Performance Committee meetings held for the Fund during the fiscal year ended October 31, 2011.

The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. At the request of the Board or the Advisor, the Review Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and

6

(iv) considers issues relating to investment services for each Portfolio of the Fund.  There were two Review Committee meetings held for the Fund during the fiscal year ended October 31, 2011.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor.  These reports address certain investment, valuation and compliance matters.  The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor.  In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios.  The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings.  The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios.  To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s Administrative and Accounting Agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio.  Such reports also include information concerning illiquid and any worthless securities held by each portfolio.  In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks.  As required under SEC rules, the disinterested Directors meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board.  The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers.  The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor.  Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor

7

and other principal service providers.  The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee.  Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.  The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board.  The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders.  The Board noted that each Director had professional experience in areas of importance for investment companies.  The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting.  The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies.  In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor.  Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 64	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	104 portfolios in 4 investment companies	None

8

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 73	Director	Since 1986
Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965).  Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004).  Formerly, Director of UNext Inc. (1999-2006).  Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).
			104 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (28 Portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 68	Director	Since 1981
Professor in Practice of Finance, Yale School of Management (since 1984).  Consultant to Morningstar, Inc. (since 2006).  Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).  Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
			104 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 Age: 64	Director	Since 2010
Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).  Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006- 2009). Council of Economic Advisors, State of California (2005-2006). Commissioner, White House Panel on Tax Reform (2005).
			104 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 70	Director	Since 1981
Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009).  Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004).
			104 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).

9

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	Director	Since 2000
Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).
104 portfolios in 4 investment companies
Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee/Director, UBS Funds (4 investment companies within the fund complex) (52 portfolios) (since 2009).

10

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 66	Chairman, Director, President and Co-Chief Executive Officer	Since 1981
Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007).  Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer.  Director of Dimensional Funds PLC and Dimensional Funds II PLC.  Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company).  Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC.  Director, Dimensional Cayman Commodity Fund I Ltd.

				104 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 45	Director, Co-Chief Executive Officer and Chief Investment Officer	Since 2009
Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC.  Chief Investment Officer, Vice President and Director of DFA Australia Limited.  Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC and Dimensional Cayman Commodity Funds I Ltd.
				104 portfolios in 4 investment companies	None
1      Each Director holds office for an indefinite term until his or her successor is elected.

2
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC and DEM.  Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in

11

the DFA Fund Complex as of December 31, 2011 is set forth in the chart below. Because the Portfolios have not yet commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolios.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly
Myron S. Scholes	None	$50,001-$100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

**           As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds.  Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2011 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period.  The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2011.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$135,777	N/A	N/A	$222,000
John P. Gould Director	$135,777	N/A	N/A	$222,000
Roger G. Ibbotson Director	$141,887	N/A	N/A	$232,000
Edward P. Lazear Director	$115,381	N/A	N/A	$188,000
Myron S. Scholes Director	$135,777	N/A	N/A	$222,000
Abbie J. Smith Director	$135,777	N/A	N/A	$222,000
Christopher S. Crossan Chief Compliance Officer	$221,457	N/A	N/A	N/A

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†
The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*
Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”).  Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”).  The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds.  Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director.  The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2011 is as follows: $232,000 (Mr. Ibbotson).  A disinterested Director’s deferred compensation will be distributed at the earlier of:  (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund.  The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Each of the officers listed below holds the same office (except as otherwise noted) in the following entities:  Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFAIDG, DIG, DFAITC, and DEM (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 49	Vice President	Since 2008
Vice President of all the DFA Entities.  Vice President, Global Business Development of Dimensional Fund Advisors LP (since October 2011) Formerly, Chief Learning Officer of Dimensional Fund Advisors LP (2008-2011).  Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008).

Robyn G. Alcorta Age: 37	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery Age: 46	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Age: 57	Vice President	Since 1993	Vice President of all the DFA Entities.
John T. Blood Age: 44	Vice President	Since 2011
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (2010 – January 2011)). Formerly, Chief Market Strategist at Commonwealth Financial (2007-2010); Director of Research at Commonwealth Financial (2000-2007).

Scott A. Bosworth Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown Age: 45	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

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David P. Butler Age: 48	Vice President	Since 2007
Vice President of all the DFA Entities. Head of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Douglas M. Byrkit Age: 42	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010 – January 2012); Regional Director at Russell Invstments (April 2006 – December 2010).

James G. Charles Age: 56	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Age: 46	Vice President	Since 2009
Vice President of all the DFA Entities.  Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012).  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Stephen A. Clark Age: 40	Vice President	Since 2004
Vice President of all the DFA Entities.  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2006).  Head of U.S. Institutional Services of Dimensional Fund Advisors LP (since March 2012).  Formerly, Head of Portfolio Management of Dimensional Fund Advisors LP (January 2006 - March 2012).

Jeffrey D. Cornell Age: 36	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002 – January 2012).
Robert P. Cornell Age: 63	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane Age: 57	Vice President	Since 2010
Vice President of all the DFA Entities.  Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008); Managing Director, Head of Investment Administration and Operations at State Street Research & Management Company (2002-2005).

Christopher S. Crossan Age: 46	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Age: 56	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere Age: 55	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Peter F. Dillard Age: 40	Vice President	Since 2010
Vice President of all the DFA Entities.  Research Associate for Dimensional Fund Advisors LP (since August 2008).  Formerly, Research Assistant for Dimensional Fund Advisors LP (April 2006 – August 2008).  Manager at Hilton Hotels Corp. (September 2004 – April 2006).

Robert W. Dintzner Age: 42	Vice President	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer (since 2010).
Richard A. Eustice Age: 47	Vice President and Assistant Secretary	Since 1998
Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008).  Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Age: 38	Vice President	Since 2008
Vice President of all the DFA Entities.  Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012).  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (September 2004 to January 2012).

Jeremy P. Freeman Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006).
Mark R. Gochnour Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum Age: 44	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004 – January 2012).

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Henry F. Gray Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther Age: 37	Vice President	Since 2011
Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson Age: 38	Vice President and Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities.
Kevin B. Hight Age: 45	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Age: 45	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath Age: 52	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities.
Stephen W. Jones Age: 44	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008 – January 2012); General Manager at Intercity Investments (March 2007 – October 2008).

Patrick M. Keating Age: 57	Vice President	Since 2003
Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Glenn E. Kemp Age: 64	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006 – January 2012).
David M. Kershner Age: 41	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Seyun Alice Kim Age: 32	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Accounting Manager for Dimensional Fund Advisors LP (January 2006 – January 2012).
Timothy R. Kohn Age: 41	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009)
Joseph F. Kolerich Age: 41	Vice President	Since 2004
Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to January 2012).

Stephen W. Kurad Age: 43	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane Age: 45	Vice President	Since 2004	Vice President of all the DFA Entities. CEO of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao Age: 43	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President – Global Operations at Janus Capital Group (2005-2011).
Juliet H. Lee Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).
Marlena I. Lee Age: 32	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
Apollo D. Lupescu Age: 43	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).
Kenneth M. Manell Age: 40	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2006).
Aaron M. Marcus Age: 42	Vice President and Head of Global Human Resources	Since 2008
Vice President of all DFA Entities and Head of Global Human Resources of Dimensional Fund Advisors LP.  Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008).

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David R. Martin Age: 56	Vice President, Chief Financial Officer and Treasurer	Since 2007
Vice President, Chief Financial Officer and Treasurer of all the DFA Entities.  Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited.  Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC.  Director of Dimensional Funds PLC and Dimensional Funds II PLC.

Catherine L. Newell Age: 48	Vice President and Secretary	Vice President since 1997 and Secretary since 2000
Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively).

Christian Newton Age: 37	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) of Dimensional Fund Advisors LP.
Pamela B. Noble Age: 48	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2008).
Carolyn L. O Age: 38	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2007). Prior to September 2007, Associate at K&L Gates LLP (January 2004 – September 2007).
Gerard K. O’Reilly Age: 36	Vice President	Since 2007	Vice President of all the DFA Entities.
Daniel C. Ong Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki Age: 34	Vice President	Since 2010
Vice President of all the DFA Entities.  Senior Compliance Officer for Dimensional Fund Advisors LP (since January 2008).  Formerly, Compliance Officer for Dimensional Fund Advisors LP (February 2006 – December 2007).

David A. Plecha Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Allen Pu Age: 42	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2006).
Theodore W. Randall Age: 39	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008).
Savina B. Rizova Age: 31	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Research Associate for Dimensional Fund Advisors LP (June 2011 – January 2012); Research Assistant for Dimensional Fund Advisors LP (July 2004 – August 2007).

L. Jacobo Rodríguez Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Age: 53	Vice President	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional Fund Advisors LP (since July 2008). Formerly, Senior Manager at Vanguard (November 1997 – July 2008).
David E. Schneider Age: 66	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Director of Institutional Services of Dimensional Fund Advisors LP (2001 – June 2012).
Walid A. Shinnawi Age: 51	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006 – January 2010).
Bruce A. Simmons Age: 47	Vice President	Since 2009
Vice President of all the DFA Entities.  Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007).  Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007).

Ted R. Simpson Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities.
Bryce D. Skaff Age: 37	Vice President	Since 2007	Vice President of all the DFA Entities.
Andrew D. Smith Age: 44	Vice President	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (since 2007). Formerly, Business Analyst Manager, National Instruments (2003-2007).

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Grady M. Smith Age: 56	Vice President	Since 2004	Vice President of all the DFA Entities.
Carl G. Snyder Age: 49	Vice President	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth Age: 65	Vice President	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
John H. Totten Age: 34	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 - January 2012).
Robert C. Trotter Age: 54	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional Fund Advisors LP (since March 2007).
Karen E. Umland Age: 46	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington Age: 61	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley Age: 36	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP (since 2007). Formerly, Portfolio Manager (2006 to 2007).
Paul E. Wise Age: 57	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004).
Faith A. Yando Age: 50	Vice President	Since 2011
Vice President of all the DFA Entities. Formerly, Senior Vice President, Global Public Relations at Natixis Global Asset Management (2008-2011); Senior Vice President, Media Relations at Bank of America (2007-2008).

Joseph L. Young Age: 34	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

Because the Portfolios have not been offered prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of each Portfolio described in this SAI.

SERVICES TO THE FUND

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing, and transfer agent for all the Portfolios.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with the Fund’s custodian, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, each Portfolio pays BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust.  The fee schedule is set forth in the table below:

0.0110% of the Fund Complex’s first $50 billion of average net assets;

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0.0085% of the Fund Complex’s next $25 billion of average net assets; and
0.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly base fee.  The U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio are subject to a monthly base fee of $1,666.  Each International Portfolio is subject to a monthly base fee of $2,083.

Each Portfolio also pays separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

Custodian

The Bank of New York Mellon, 1 Wall Street, New York, NY 10286, serves as the custodian for the U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio.  Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the custodian for each International Portfolio.

A Portfolio’s custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor.  DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.  The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares.  Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered.  No sales charges are paid by investors or the Fund.  No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund.  Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of each Portfolio.  PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor.  Mr. Booth also serves as Director and officer of the Fund.  For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.  As of the date of this SAI, the Portfolios have not commenced operations, so the Portfolios have not paid any management fees.

    Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio on an annualized basis, to the rates listed below as a percentage of the average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolios will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.  The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Portfolio                                                                                                                                                    Expense Limitation Amount

U.S. Large Cap Growth Portfolio . . . . . . . . . . . . . . . . . . . .                                                                                           0.20%
U.S. Small Cap Growth Portfolio . . . . . . . . . . . . . . . . . . . .                                                                                            0.40%
International Large Cap Growth Portfolio. . . . . . . . . . . . . .                                                                                         0.30%
International Small Cap Growth Portfolio  . . . . . . . . . . . . .                                                                                          0.55%

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, including running buy and sell programs based on the parameters established by the Investment Committee.  The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

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Joseph H. Chi, Jed S. Fogdall and Henry F. Gray	U.S. Large Cap Growth Portfolio U.S. Small Cap Growth Portfolio
Karen E. Umland, Joseph H. Chi, Jed S. Fogdall and Henry F. Gray	International Large Cap Growth Portfolio International Small Cap Growth Portfolio

Investments in the Portfolio

Because the Portfolios have not commenced operations prior to the date of the SAI, the portfolio managers did not own any shares of the Portfolios.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage.  The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages:  (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals.  The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2011*
Karen E. Umland
•37 U.S. registered mutual funds with $62,777 million in total assets under management.
•8 unregistered pooled investment vehicles with $1,724 million in total assets under management.
•25 other accounts with $8,324 million in total assets under management, of which one account with $355 million in assets may be subject to a performance fee.

Joseph H. Chi
•37 U.S. registered mutual funds with $62,777 million in total assets under management.
•8 unregistered pooled investment vehicles with $1,724 million in total assets under management.
•25 other accounts with $8,324 million in total assets under management, of which one account with $355 million in assets may be subject to a performance fee.

Jed S. Fogdall
•37 U.S. registered mutual funds with $62,777 million in total assets under management.
•8 unregistered pooled investment vehicles with $1,724 million in total assets under management.
•25 other accounts with $8,324 million in total assets under management, of which one account with $355 million in assets may be subject to a performance fee.

*
Henry F. Gray did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of October 31, 2011; as such, information regarding such accounts is not presented.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts.  Other accounts include registered mutual funds (other than the Portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”).  An Account may have a similar investment objective to a Portfolio, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by a Portfolio.  Actual or apparent conflicts of interest include:

•
Time Management.  The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Account.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

•
Investment Opportunities.  It is possible that at times identical securities will be held by more than one Portfolio and/or Account.  However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same

21

security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts.  To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•
Broker Selection.  With respect to securities transactions for the Portfolios the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•
Performance-Based Fees.  For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•
Investment in an Account.  A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a Portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981.  Until June 1983, DFAIDG was named DFA Small Company Fund Inc.  The Fund generally offers shares of the Portfolios only to institutional investors and clients of registered investment advisers.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios.  The Code of Ethics is designed to ensure that access persons act in the interest of a Portfolio, and its shareholders, with respect to any personal trading of securities.  Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities, and money market instruments) which are being purchased, sold, or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance.  The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

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SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares.  Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law.  If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive, on a per class basis, the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class.  Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law.  The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter, including the removal of one or more directors.  Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolios have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolios as of the date of this SAI.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed.  However, no purchases by wire may be made on any day that the Federal Reserve System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day.  Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.  Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

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The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without the imposition of a reimbursement fee.  Reimbursement fees may be charged prospectively from time to time based upon the future experience of a Portfolio, which is currently sold at net asset value.  Any such charges will be described in the Prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment:  (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor, who will transmit the request to the transfer agent.  The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer.  The signature on the letter of request, the stock certificate, or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.”  As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”).  Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

           This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

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Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company.  In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•
Distribution Requirement —the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•
Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements.  See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.  In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Portfolio with respect to which the extended due date of the return is after December 22, 2010.

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The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax.  In addition, any such under-distribution of income might cause the Portfolio to fail to satisfy the Distribution Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a portfolio with a high turnover rate is likely to generate more short-term and less long-term capital gain or loss than a comparable portfolio with a low turnover rate.  Any such higher taxes would reduce the Portfolio’s after-tax performance.  See, “Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers.  The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), if the Portfolio has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Portfolio's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio's next taxable year, and the excess (if any) of the Portfolio's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio's next taxable year.  Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change

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in ownership” of the Portfolio.  An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses.  The Portfolio may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Distributions of Capital Gains” below).  A "qualified late year loss" includes:

•	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
•
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute net capital gains.  If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements.  To avoid a 4% federal excise tax, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed  amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in

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January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay some excise tax.

Foreign income tax.  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known.  Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.  See “Investment in Foreign Securities — Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

           The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments.  The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits.  In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares.  Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

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Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

 At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Investment in Foreign Securities

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes on the Portfolio and/or its shareholders.  Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you.

Pass-through of foreign tax credits.  If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio.  If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  The Portfolio reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio.  Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, “Tax Treatment of Portfolio Transactions — Securities lending” below.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolio as ordinary income for federal income tax purposes.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs.  In general, a PFIC is any foreign corporation if 75% or more of its gross

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income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio.  In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.  Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare Tax

The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information.  The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares.  The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders.  It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) — Shares acquired first are sold first.

•	LIFO (Last In, First Out) — Shares acquired last are sold first.

•	HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.

•	LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.

•	HILT (Highest Cost Long Term, First Out) — Shares with the long-term highest cost are sold first.

•	HIST (Highest Cost Short Term, First Out) — Shares with the short-term highest cost are sold first.

•	LILT (Lowest Cost Long Term, First Out) — Shares with the long-term lowest cost are sold first.

•	LIST (Lowest Cost Short Term, First Out) — Shares with the short-term lowest cost are sold first.

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•
Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request.  The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares.  If you do not notify the Portfolio in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares.  The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own.  You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective).  The basis of the shares that were averaged before the change will remain  averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares.  With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares.  If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.  Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations.  This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and,  in the case of covered shares, to the IRS.  However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns.  Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

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U.S. Government Securities

To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

With respect to taxable years of the Portfolio beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor.  Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

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Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Portfolio to another Portfolio will be disallowed if, as of the date of sale, the selling and purchasing portfolios are considered related parties.  If the selling and purchasing portfolios are both corporations, they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing portfolios.  Other attribution rules may apply.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders.  This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general.  In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues.  If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the

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holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a portfolio's ordinary income distributions to you, and may cause some or all of the portfolio's previously distributed income to be classified as a return of capital.  In certain cases, a portfolio may make an election to treat such gain or loss as capital.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities — PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

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These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”).  For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio.  For purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company.

Securities lending.  While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

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The Portfolio also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains and, with respect to taxable years of the Portfolio beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) with respect to taxable years of the Portfolio beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  After such sunset date, short-term capital gains are taxable to Non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-related dividends.  With respect to taxable years of the Portfolio beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may

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be more or less than the amount that is so qualified. This is because the reporting of interest related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•
The RIC is classified as a qualified investment entity.  A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

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•
If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such  Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends paid by the Portfolio before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent).  After such sunset date, the Portfolio’s distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier

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change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act.  Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of any distributions paid after December 31, 2013 and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.  The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines.  A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

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The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments.  Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines.  Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates.  If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios.  To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of a Portfolio.

The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of the Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio

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basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.  In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of a Portfolio; and provides reports concerning the proxies voted (the “Proxy Voting Services”).  In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines.  Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions.  In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services.  In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how a Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://www.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of each Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information.  The Advisor has determined that the Policy and its procedures:  (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of a Portfolio, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law.  Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules, and regulations.

Online Disclosure of Portfolio Holdings Information.  Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month.  This online disclosure may also include information regarding a Portfolio’s industry allocations.  Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months

43

following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients.  Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who:  (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”).  Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information.  Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of a Portfolio.  The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.  Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of the date of this SAI, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Portfolios	Business Purpose	Frequency
BNY Mellon Investment Servicing (US) Inc.	All Portfolios	Fund Administrator, Accounting Agent and Transfer Agent	Daily
Citibank, N.A.	International Portfolios	Fund Custodian	Daily
Citibank N.A.	All Portfolios	Middle Office Operational Support Service Provider to the Advisor	Daily
Fund Evaluation Group LLC	All Portfolios	Monitoring investor exposure and investment strategy	Upon Request
The Bank of New York Mellon	U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio	Fund Custodian	Daily
Pricing Service Vendor	International Portfolios	Fair Value Information Services	Daily
PricewaterhouseCoopers LLP	All Portfolios	Independent registered public accounting firm	Upon Request

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions.  None of the Portfolios, the Advisor, or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other.  In order to protect the interests of shareholders and each Portfolio, and to ensure no adverse effect on shareholders in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest.  If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) a Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the

44

interests of the shareholders and outweighs the possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements.  The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement.  Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by:  (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy.  The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation.  No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.  In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor, or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions.  “Consideration” includes any agreement to maintain assets in a Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information.  However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

Because the Portfolios have not commenced operations as of October 31, 2011, the annual reports of the Fund for the fiscal year ended October 31, 2011 do not contain any data regarding the Portfolios.

PERFORMANCE DATA

Each Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of a Portfolio may also be compared in

45

publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to a Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness
3.	Director Independence
4.	Director Competence

1.	Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses:

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHHOLD or AGAINST every year until this feature is removed;
1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired.  If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within 12 months prior to the upcoming shareholder meeting.

least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders– i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;
•	The issuer's governance structure and practices; and
•	The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company's response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company's ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3.	The board failed to act on takeover offers where the majority of shares are tendered;
2.4.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company's ownership structure and vote results;
•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year's support level on the company's say-on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	The full board Independent directors make up less than a majority of the directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.
The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting.

These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards3; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

3 Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Voting for Director Nominees in Contested Elections*

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Proxy Access4

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

Company-specific factors; and
Proposal-specific factors, including:
o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
o	The maximum proportion of directors that shareholders may nominate each year; and
o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Shareholder Rights & Defenses*

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:
o	An annually elected board;
o	A majority vote standard in uncontested director elections; and

4 Dimensional will vote against binding proposals where the shareholder proponent(s) hold less than a 5% ownership interest in the company for companies included in the S&P 500 Index, or less than a 7.5% ownership interest in the company for all other companies.  Where these ownership thresholds have been met by the shareholder proponent(s), Dimensional will vote in accordance with the recommendation of ISS.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

o	The absence of a poison pill, unless the pill was approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered5 right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

CAPITAL/RESTRUCTURING*

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

5 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
o	The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the dealmakers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION*

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

 Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices;

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;
o	Contribution of non-performance-based equity grants to overall pay; and
o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group6 Alignment:

•      The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•      The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

6 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

The ratio of performance- to time-based equity awards;
The ratio of performance-based compensation to overall compensation;
The completeness of disclosure and rigor of performance goals;
The company's peer group benchmarking practices;
Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:

Problematic practices related to non-performance-based compensation elements;
Incentives that may motivate excessive risk-taking; and
Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy.  Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices.   The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
o	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the Board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company's response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company's ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.  ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans*

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

The total cost of the company’s equity plans is unreasonable;
The plan expressly permits repricing;
A pay-for-performance misalignment is found;
The company’s three year burn rate exceeds the burn rate cap of its industry group;
The plan has a liberal change-of-control definition; or
The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/ environmental issues.  When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

APPENDIX

2012 INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES±

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees
Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

± This is a summary of the majority of International Markets, however, certain countries and/or markets, including Canada, Western Europe, Australia, New Zealand and China have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

•	The auditors are being changed without explanation; or

•	Fees for non‐audit services exceed standard annual audit‐related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non‐audit services include fees related to significant one‐time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard "non‐audit fee" category, then such fees may be excluded from the non‐audit fees considered in determining the ratio of non‐audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS
Director Elections
Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.*

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•
Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

ISS Classification of Directors - International Policy 2011

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5]  connection with the dissident, either currently or historically;
• Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current employee of the company or its affiliates;
• Relative[1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
• Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent NED
• No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company's turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company's shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company's total assets, is more than 5 percent.
[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections*
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:
•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure
Vote FOR proposals to fix board size.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE*
Share Issuance Requests
General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders' interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company's historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION*
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS
Reorganizations/Restructurings*
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions*
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

to scrutinize a deal more closely.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

DFA INVESTMENT DIMENSIONS GROUP INC. (154/155)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)           Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(b)	By-Laws.
Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 117/118 to Registrant’s Registration
Statement on Form N-1A.
File Nos.:     2-73948 and 811-3258.
Filing Date:  February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)           Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
*           DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:
*           VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*           DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*           Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Form of Investment Advisory Agreement between the Registrant and DFA re:
*           DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 7, 2011.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*           DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*	International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)           Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio and
*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(2)           Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

*	DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 7, 2011.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Value Ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 107/108 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	LWAS/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(ddd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(eee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(fff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Equity Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(ggg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(hhh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(iii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(jjj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(kkk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(llll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 135/136 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 18, 2011.

(mmm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(nnn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ooo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ppp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.ppp.

(qqq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.qqq.

(rrr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Large Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.rrr.

(sss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Small Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.sss.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.
re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Sustainability Core 1 Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(qq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Equity Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(rr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Equity Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(ss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(tt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(uu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(vv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(ww)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(xx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(yy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(zz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration  Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(aaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(bbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(ccc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(ddd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(eee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(fff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ggg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(hhh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(iii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Large Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.iii.

(jjj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           International Large Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.jjj.

(kkk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Small Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.kkk.

(lll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           International Small Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.lll.

(e)           Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National
Bank) dated June 19, 1989 re: the:

*           Enhanced U.S. Large Company Portfolio;
*           DFA Two-Year Corporate Fixed Income Portfolio; and
*           DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registration Statement
of the Registrant on form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
*           U.S. 9-10 Small Company Portfolio;
*           U.S. Large Company Portfolio;
*           DFA One-Year Fixed Income Portfolio;
*           DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
*           DFA Five-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(a)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. 5-10 Portfolio
*           Tax-Managed U.S. 6-10 Small Company Portfolio
*           Tax-Managed International Value Portfolio
*           Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;
*           HD U.S. Large Company Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;
*           U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;
*           U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;
*           Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio; and
*           Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
and reflecting the removal of
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(f)	Addendum Number Six re: the addition of the:
*           Tax-Managed U.S. Marketwide Portfolio
and the reflection of the following name changes:
*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and
*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:
*           Emerging Markets Core Equity Portfolio

and the reflection of the following name change:
*           AAM/DFA International High Book to Market Portfolio to LWAS/DFA International High Book to Market Portfolio
and the reflection of the removal of:
*           LD U.S. Marketwide Portfolio;
*           HD U.S. Marketwide Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:
*           U.S. Core Equity 1 Portfolio;
*           U.S. Core Equity 2 Portfolio;
*           U.S. Vector Equity Portfolio; and
*           International Core Equity Portfolio
and the reflection of the following name change:
*           The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company
Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*           DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(l)	Addendum Number Twelve re: the addition of the:
*           DFA California Short-Term Municipal Bond Portfolio and
*           T.A. U.S. Core Equity 2 Portfolio
and the reflection of the following name change:
*           Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(m)	Addendum Number Thirteen re: the addition of the:
*           U.S. Social Core Equity 2 Portfolio and
*           CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(n)	Addendum Number Fourteen re: the addition of the:
*           U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(o)	Addendum Number Fifteen re: the addition of the:
*           DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(p)	Addendum Number Sixteen re: the removal of the:
*           U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(q)	Addendum Number Seventeen re: the addition of the:
*           DFA California Intermediate-Term Municipal Bond Portfolio and
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(r)	Form of Addendum Number Eighteen re: the addition of the:
*           Dimensional Retirement Equity Fund II;
*           Dimensional Retirement Fixed Income Fund I; and
*           Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of January 13, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 125/126 to the Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2011.

(a)	Amendment dated August 25, 1999 re: the addition of:
*           DFA Two-Year Global Fixed Income Portfolio;
*           Tax-Managed DFA International Value Portfolio; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(b)	Amendment dated May 9, 2001
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(c)	Amendment dated April 4, 2005 re: the addition of:
*           Emerging Markets Core Equity Portfolio
and the reflection of the removal of:
*           VA Global Bond Portfolio and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(d)	Amendment dated September 13, 2005 re: the addition of:
*           VA Global Bond Portfolio and
*           International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(e)	Amendment dated August 7, 2006 re: the addition of:
*           Emerging Markets Social core Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(f)	Amendment dated December 6, 2006 re: the addition of:
*           DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(g)           Amendment dated July 23, 2007 re: the addition of:
*           CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(h)	Amendment dated December 31, 2007 re: the addition of:
*           DFA Selectively Hedged Global Fixed Income Portfolio and
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(i)	Amendment dated February 26, 2008 re: the addition of:
*           T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(j)	Amendment dated June 23, 2008 re: the addition of:
*           DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(k)	Amendment dated July 23, 2008 re: the addition of:
*           International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(l)	Amendment dated February 10, 2009 re: the addition of:
*           DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(m)	Amendment dated February 28, 2009 re: the addition of:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(n)	Amendment dated October 23, 2009 re: the addition of:
*           DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(o)	Amendment dated July 19, 2010 re: the addition of:
*           DFA Intermediate-Term Extended Quality Portfolio and
*           World ex U.S. Value Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(p)	Form of Amendment re: the addition of:
*           Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(q)	Form of Amendment re: the addition of:
*           DFA World ex U.S. Government Fixed Income Portfolio and
*           Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(a)	Addendum Number One
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;
*           HD U.S. Large Company Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;
*           U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;
*           U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;
*           Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio; and
*           Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
and the reflection of the removal of
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*           Tax-Managed U.S. Marketwide Portfolio
and the reflection of the following name changes:
*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and
*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(j)	Addendum Number Ten re: the establishment of procedures for the provision of pricing information to Fidelity Management Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(k)	Addendum Number Eleven re: the addition of the:
*           Emerging Markets Core Equity Portfolio
the reflection of the name change of:
*           AAM/DFA International High Book to Market Portfolio to LWAS/DFA
International High Book to Market Portfolio
and the reflection of the removal of
*           LD U.S. Marketwide Portfolio;
*           HD U.S. Marketwide Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2005.

(l)	Addendum Number Twelve re: the addition of the:
*           U.S. Core Equity 1 Portfolio;
*           U.S. Core Equity 2 Portfolio;
*           U.S. Vector Equity Portfolio; and
*           International Core Equity Portfolio
and the reflection of the name change:
*           The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(m)           Addendum Number Thirteen
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(n)	Form of Addendum Number Fourteen re: the addition of the:

*           Emerging Markets Social Core Equity Portfolio and
*           DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(o)	Addendum Number Fifteen re: the addition of the:
*           DFA International Real Estate Securities Portfolio
and the reflection of the following name change:
*           U.S. Small XM Value Portfolio to the U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(p)	Addendum Number Sixteen re: the addition of the:
*           DFA California Short-Term Municipal Bond Portfolio and
*           T.A. U.S. Core Equity 2 Portfolio
and the reflection of the following name change:
*           Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(q)	Addendum Number Seventeen re: the addition of the:
*           U.S. Social Core Equity 2 Portfolio;
*           CSTG&E U.S. Social Core Equity 2 Portfolio; and
*           CSTG&E International Social Core Equity Portfolio
and the reflection of the following name change:
*           Emerging Markets Social Core Portfolio to the Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(r)	Addendum Number Eighteen re: the addition of the:
*           DFA Selectively Hedged Global Fixed Income Portfolio;
*           U.S. Sustainability Core 1 Portfolio; and
*           International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(s)	Addendum Number Nineteen re: the addition of the:
*           T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(t)	Addendum Number Twenty re: the addition of the:
*           DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(u)	Addendum Number Twenty-One re: the addition of the:
*           DFA International Value ex Tobacco Portfolio
and the reflection of the following name changes:
*           VA Small Value Portfolio to the VA U.S. Targeted Value Portfolio and
*           VA Large Value Portfolio to the VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(v)	Addendum Number Twenty-Two re: the addition of the:
*           International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(w)	Addendum Number Twenty-Three re: the addition of the:
*           DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(x)	Addendum Number Twenty-Four re: the removal of the:
*           U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(y)	Addendum Number Twenty-Five re: the addition of the:
*           DFA Intermediate-Term Extended Quality Portfolio and
*           World ex U.S. Value Portfolio;
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(z)	Addendum Number Twenty-Six re: the addition of the:
*           DFA Commodity Strategy Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(aa)	Addendum Number Twenty-Seven re: the addition of the:
*           DFA California Intermediate-Term Municipal Bond Portfolio and
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(bb)	Form of Addendum Number Twenty-Eight re: the addition of the:
*           Dimensional Retirement Equity Fund II;
*           Dimensional Retirement Fixed Income Fund I;
*           Dimensional Retirement Fixed Income Fund II; and
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(cc)	Form of Addendum Number Twenty-Nine
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(dd)	Form of Addendum Number Thirty re: the addition of:
*           DFA World ex U.S. Government Fixed Income Portfolio and
*           Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(2)	Administration and Accounting Agreement
Administration and Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation (“PFPC”) dated June 19, 1989.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(a)	Addendum Number One re: the addition of
*	Tax-Managed U.S. 5-10 Value Portfolio;
*           Tax-Managed U.S. 6-10 Small Company Portfolio;
*           Tax-Managed DFA International Value Portfolio; and
*           Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;
*           HD U.S. Large Company Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;
*           U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;
*           U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;
*           Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio; and
*           Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
and the reflection of the removal of
*           Tax-Managed U.S. Marketwide Value Portfolio X;
*           Tax-Managed U.S. 5-10 Value Portfolio X;
*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*           Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2001.

(i)	Amendment to Addendum Number Six re: revised procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(g)	Addendum Number Seven re: the addition of the:
*           Tax-Managed U.S. Marketwide Portfolio
and the reflection of the following name changes:
*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and
*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(j)	Addendum Number Ten re: the establishment of procedures for the provision of pricing information to Fidelity Management Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(k)	Addendum Number Fourteen re: the use of pricing adjustment information for foreign equity securities provided by a third-party pricing vendor
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(l)	Addendum Number Fifteen re: the establishment of procedures for the provision of pricing information to Putnam Fiduciary Trust Company and The Vanguard Group Inc.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(m)	Addendum Number Sixteen re: the addition of the:
*           Emerging Markets Core Equity Portfolio
And the reflection of the name change of:
*           AAM/DFA International High Book to Market Portfolio to LWAS/DFA International High Book to Market Portfolio
and reflecting the removal of
*           LD U.S. Marketwide Portfolio;
*           HD U.S. Marketwide Portfolio;
*           LD U.S. Marketwide Value Portfolio; and
*           HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(n)	Addendum Number Seventeen re: the addition of the:
*           U.S. Core Equity 1 Portfolio;
*           U.S. Core Equity 2 Portfolio;
*           U.S. Vector Equity Portfolio; and
*           International Core Equity Portfolio
and the reflection of the following name change:
*           The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
Incorporated herein by reference to:
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(o)	Addendum Number Eighteen re: the amendment to the establishment of procedures for the provision of pricing information to The Vanguard Group Inc.
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
Incorporated herein by reference to:
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(p)	Addendum Number Nineteen re: the addition of the:
*           Emerging Markets Social Core Equity Portfolio and
*           DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(q)	Addendum Number Twenty re: the addition of the:
*           DFA International Real Estate Securities Portfolio
and the reflection of the following name change:
*           U.S. Small XM Value Portfolio to the U.S. Targeted Value Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(r)	Addendum Number Twenty-One re: the addition of the:
*           DFA California Short-Term Municipal Bond Portfolio and
*           T.A. U.S. Core Equity 2 Portfolio
and the reflection of the following name change:
*           Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(s)	Addendum Number Twenty-Two re: the addition of the:
*           U.S. Social Core Equity 2 Portfolio;
*           CSTG&E U.S. Social Core Equity 2 Portfolio; and
*           CSTG&E International Social Core Equity Portfolio
and the reflection of the following name change:
*           Emerging Markets Social Core Portfolio to the Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(t)	Addendum Number Twenty-Three re: the addition of the:
*           DFA Selectively Hedged Global Fixed Income Portfolio;
*           U.S. Sustainability Core 1 Portfolio; and
*           International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(u)	Addendum Number Twenty-Four re: the addition of the:
*           T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(v)	Addendum Number Twenty-Five re: the addition of the:
*           DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(w)	Addendum Number Twenty-Six re: the addition of the:
*           DFA International Value ex Tobacco Portfolio
and the reflection of the following name changes:
*           VA Small Value Portfolio to the VA U.S. Targeted Value Portfolio and
*           VA Large Value Portfolio to the VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(x)	Addendum Number Twenty-Seven re: the addition of the:
*           International Vector Equity Portfolio
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
Incorporated herein by reference to:
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(y)	Addendum Number Twenty-Eight re: the addition of the:
*           DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(z)	Addendum Number Twenty-Nine re: revised procedures for the provision of pricing information to Mercer HR Services, LLC (formerly Putnam Fiduciary Trust Company)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(aa)	Addendum Number Thirty re: the removal of the:
*           U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(bb)	Addendum Number Thirty-One re: re: the addition of the:
*           DFA Intermediate-Term Extended Quality Portfolio and
*           World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(cc)	Addendum Number Thirty-Two re: re: the addition of the:
*           DFA Commodity strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(dd)	Addendum Number Thirty-Three re: re: the addition of the:
*           DFA California Intermediate-Term Municipal Bond Portfolio and
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(ee)	Addendum Number Thirty-Four re: re: the addition of the:
*           Dimensional Retirement Equity Fund II;
*           Dimensional Retirement Fixed Income Fund I;
*           Dimensional Retirement Fixed Income Fund II; and
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(ff)	Addendum Number Thirty-Five re: re: the addition of the:
*           DFA World ex U.S. Government Fixed Income Portfolio;
*           Selectively Hedged Global Equity Portfolio;
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(4)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
(a)	Dated January 6, 1993 re: the
*           DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(b)	Dated August 8, 1996 re: the:
*           Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(c)	Dated August 8, 1996 re: the
*           United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(d)	Dated August 8, 1996 re: the
*           Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Dated August 8, 1996 re: the
*           Asia Pacific Rim Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(f)	Dated January 6, 1993 re: the
*           U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(g)	Dated January 6, 1993 re: the:
*           U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Dated January 6, 1993 re: the:
*           U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(i)	Dated February 8, 1996 re: the
*           RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(j)	Dated March 30, 1994 re:
*           Emerging Markets Portfolios
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Dated February 8, 1996 re: the:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Dated February 8, 1996 re: the
*           DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Dated August 8, 1996 re: the:
*           International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(n)	Dated December 19, 1996 re: the:
*           Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(o)	Dated November 30, 1997 re: the:
*           U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 60/61 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2001.

(p)	Form of Amended and Restated dated October 5, 1999 re: the:
*           U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(q)	Dated November 30, 1997 re: the:
*           Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(r)	Dated December 8, 1998 re: the:
*           Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(s)	Form of Dated August 1, 2001 re: the:
*           Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(5)	Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life
Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*           RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(e)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: Class R shares
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(f)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           Dimensional Retirement Fixed Income Fund I;
*           Dimensional Retirement Fixed Income Fund II;
*           Dimensional Retirement Equity Fund II; and
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(g)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(h)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           U.S. Large Cap Growth Portfolio;
*           U.S. Small Cap Growth Portfolio;
*           International Large Cap Growth Portfolio; and
*           International Small Cap Growth Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.5.h.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers
TO BE FILED BY AMENDMENT

(k)	Omitted Financial Statements.
Not Applicable.

(l)           Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(1)	Form of Distribution Plan between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(2)	Form of Selected Dealer Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(n)	Plans pursuant to Rule 18f-3.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron

S. Scholes and Abbie J. Smith.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

ITEM 29.                PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.                INDEMNIFICATION.
Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.                 BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43

Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.                PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Robyn G. Alcorta	Vice President	Vice President
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
John T. Blood	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Douglas M. Byrkit	Vice President	Vice President
James G. Charles	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Jeffrey D. Cornell	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
George H. Crane	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Peter F. Dillard	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Jeremy P. Freeman	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Tom M. Goodrum	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Christian Gunther	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Michael C. Horvath	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Stephen W. Jones	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President

Glenn E. Kemp	Vice President	Vice President
David M. Kershner	Vice President	Vice President
Seyun Alice Kim	Vice President	Vice President
Timothy R. Kohn	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Stephen W. Kurad	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Francis R. Lao	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Marlena I. Lee	Vice President	Vice President
Apollo D. Lupescu	Vice President	Vice President
Kenneth M. Manell	Vice President	Vice President
Aaron M. Marcus	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Pamela B. Noble	Vice President	Vice President
Carolyn L. O	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Kyle K. Ozaki	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Allen Pu	Vice President	Vice President
Theodore W. Randall	Vice President	Vice President
Savina B. Rizova	Vice President	Vice President
L. Jacobo Rodriguez	Vice President	Vice President
Julie A. Saft	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Walid A. Shinnawi	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Andrew D. Smith	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
John H. Totten	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
Faith A. Yando	Vice President	Vice President
Joseph L. Young	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Chairman, Director, President and Chief Officer
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Vice President and Chief Investment Officer	Director, Vice President and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.               LOCATION OF ACCOUNTS AND RECORDS.
The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 34.               MANAGEMENT SERVICES.

None.

ITEM 35.               UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 154/155 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 27th day of November, 2012.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:           /s/David G. Booth   *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 154/155 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	President, Director,	November 27, 2012
David G. Booth	Chairman and Co-Chief
Executive Officer

/s/Eduardo A. Repetto*	Director, Co-Chief	November 27, 2012
Eduardo A. Repetto	Executive Officer and
Chief Investment Officer

/s/David R. Martin*	Chief Financial	November 27, 2012
David R. Martin	Officer, Treasurer
and Vice President

/s/George M. Constantinides*	Director	November 27, 2012
George M. Constantinides

/s/John P. Gould*	Director	November 27, 2012
John P. Gould

/s/Roger G. Ibbotson*	Director	November 27, 2012
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	November 27, 2012
Edward P. Lazear

/s/Myron S. Scholes*	Director	November 27, 2012
Myron S. Scholes

/s/Abbie J. Smith*	Director	November 27, 2012
Abbie J. Smith

* By:       /s/Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
28.d.1.ppp	Form of Investment Advisory Agreement for U.S. Large Cap Growth Portfolio
28.d.1.qqq	Form of Investment Advisory Agreement for U.S. Small Cap Growth Portfolio
28.d.1.rrr	Form of Investment Advisory Agreement for International Large Cap Growth Portfolio
28.d.1.sss	Form of Investment Advisory Agreement for International Small Cap Growth Portfolio
28.d.2.iii	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. for International Large Cap Growth Portfolio
28.d.2.jjj	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. for International Large Cap Growth Portfolio
28.d.2.kkk	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. for International Small Cap Growth Portfolio
28.d.2.lll	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. for International Small Cap Growth Portfolio
28.h.5.h
Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio